Condensed Interim Consolidated Statements of Net and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenues				$ 10,093
Expenses
Research and development	7,612	$ 10,714	26,721	28,358
General and administrative	3,008	3,358	8,668	9,565
Total expenses	10,620	14,072	35,389	37,923
Net loss from operations	(10,620)	(14,072)	(35,389)	(27,830)
Other Expenses (Income)
Finance income	(34)	(20)	(95)	(53)
Finance expense	42	60	77	60
Foreign exchange (gain) loss	(34)	(3)	(6)	56
Gain on fair value of warrant	(224)	(5,554)	(4,891)	(3,604)
Total other income	(250)	(5,517)	(4,915)	(3,541)
Net and comprehensive loss	$ (10,370)	$ (8,555)	$ (30,474)	$ (24,289)
Basic and fully diluted loss per share (in Dollars per share)	$ (0.09)	$ (0.08)	$ (0.27)	$ (0.23)